ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR
March 8, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

The Trust, hereby submits for filing under the Securities Act of 1933, rule 485(a)(2) thereunder, and the Investment Company Act of 1940, each as amended, the electronic version of the Trust’s Post-Effective Amendment No. 101 (the “Amendment”) to its Registration Statement on Form N-1A.

The Amendment is being filed in response to staff comments to Post-Effective Amendment No. 94, which added the new series, Meehan Focus Fund (the “Fund”), and to make material changes to the Fund’s Principal Investment Strategy and Fundamental Restriction regarding Concentration.

If you have any questions, please contact me at: (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary of the Trust